Financial instruments by category (Details 3)	12 Months Ended
	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)
Statement [Line Items]
Deconsolidation			$ (7,964,000,000)
Currency translation adjustments	$ (8,000,000)		(7,000,000)
Write off	(96,000,000)
Gain / (loss) for the year	25,000,000		15,000,000
financial instruments ending		$ 0	79
financial instruments, beginning	79		8,035
Investments In Financial Assets [Member] | Others [Member]
Statement [Line Items]
Deconsolidation			(500,000,000)
Currency translation adjustments	(8,000,000)		(7,000,000)
Write off	(96,000,000)
Gain / (loss) for the year	25,000,000		15,000,000
financial instruments ending		0	79
financial instruments, beginning	79		571
Investments In Financial Assets [Member] | Private Companies Securities [Member]
Statement [Line Items]
Deconsolidation	0		(7,164,000,000)
Currency translation adjustments	0		0
Write off	0		0
Gain / (loss) for the year	0		0
financial instruments ending		0	0
financial instruments, beginning	0		7,164
Derivative Financial Instruments [Member]
Statement [Line Items]
Deconsolidation			(349,000,000)
Currency translation adjustments	0		0
Write off	0
Gain / (loss) for the year	0		0
financial instruments ending		0	0
financial instruments, beginning	0		349
Derivative Financial Instruments [Member] | Forwards [Member]
Statement [Line Items]
Deconsolidation			49,000,000
Currency translation adjustments	0		0
Write off	0
Gain / (loss) for the year	0		0
financial instruments ending		$ 0	0
financial instruments, beginning	$ 0		$ (49)